PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 854,035		¥ 987,209
Less: accumulated depreciation	554,594		522,719
Property and equipment, net	299,441	$ 46,989	464,490
Office buildings
Property, Plant and Equipment [Line Items]
Property and equipment	169,761		285,867
Assets pledged as collateral	95,291
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	43,061		48,253
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	393,561		409,682
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 247,652		¥ 243,407